Stockholders Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Option Activity
A summary of option activity under the Plan as of June 30, 2013, and changes during the six months then ended is presented below:

Options	Shares 000s	Weighted-Average Exercise Price

Balance, December 31, 2012	21,900	$1.34

Granted	-	-
Exercised	-	-
Forfeited and expired	(463)	-

Balance, June 30, 2013	21,437	$1.34

Options exercisable at June 30, 2013	21,437	$1.34

A summary of option activity under the Plan as of December 31, 2012, and changes since December 2006 is presented below:

Options	Shares 000s	Weighted-Average Exercise Price
Balance, December 31, 2006	8,100	$0.83
Granted	6,250	$0.93
Exercised	-	-
Forfeited and expired	(1,763)	$0.72

Balance, December 31, 2007	12,587	$0.79
Granted	11,000	$1.79
Exercised	-	-
Forfeited and expired	(1,125)	$0.98

Balance, December 31, 2008	22,462	$1.19
Granted	1,900	$1.00
Exercised	-	-
Forfeited and expired	(675)	$1.00

Options	Shares 000s	Weighted-Average Exercise Price
Balance, December 31, 2009	23,687	$1.30
Granted	500	$1.00
Exercised	(333)	$0.83
Forfeited and expired	(979)	$0.97

Balance, December 31, 2010	22,875	$1.32
Granted	-	-
Exercised	-	-
Forfeited and expired	(300)	$1.00

Balance, December 31, 2011	22,575	$1.33
Granted	-	-
Exercised	-	-
Forfeited and expired	(675)	$1.00

Balance, December 31, 2012	21,900	$1.34

Options exercisable at December 31, 2012	21,900	$1.34

Stock-Based Compensation Expense Relating to Stock Options
For the six months ended June 30, 2013, stock-based compensation expense relating to stock options was A$nil. No income tax benefit was recognized in the six months ended June 30, 2013 for stock-based compensation arrangements. As at June 30, 2013, there was A$nil of unrecognized compensation cost, before income taxes, related to unvested stock options.

	Options Outstanding			Options Exercisable
Exercise Price US$	Number Outstanding 000s	Weighted Average Remaining| Contractual Life (In Years)	Weighted- Average Exercise Price	Number Exercisable 000s	Weighted Average Remaining Contractual Life (In Years)	Weighted- Average Exercise Price
$0.444	1,856	3.36		1,856	3.36
$1.000	12,681	4.31		12,681	4.31
$2.000	5,900	4.68		5,900	4.68
$3.480	1,000	5.03		1,000	5.03
	21,437	4.36	$1.34	21,437	4.36	$1.34

As at December 31, 2012, there was A$nil (US$nil) of unrecognized compensation cost, before income taxes, related to unvested stock options.

	Options Outstanding			Options Exercisable
Exercise Prices US$	Number Outstanding 000s	Weighted Average Remaining Contractual Life (In Years)	Weighted- Average Exercise Price	Number Exercisable 000s	Weighted Average Remaining Contractual Life (In Years)	Weighted- Average Exercise Price
$0.444	1,856	3.86		1,856	3.86
$1.000	13,144	4.85		13,144	4.85
$2.000	5,900	5.17		5,900	5.17
$3.480	1,000	5.52		1,000	5.52

	21,900	4.88	$1.34	21,900	4.88	$1.34

Assumptions used to Estimate Fair Value of Stock Options
The fair value of each option award is estimated on the date of grant using the Binomial option valuation model that uses the assumptions noted in the following table.
	For the year ended December 31, 2012	For the year ended December 31, 2011
Weighted Average Volatility	70%	70%
Dividend Yield	-	-
Expected term (years)	5.5 – 6.5	5.5 – 6.5
Risk-free rate	1.91%	1.91%